Merger Agreement and Reverse Recapitalization (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 22, 2023	Oct. 25, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 24, 2023	Mar. 27, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash Acquired from Acquisition					$ 4,021
Liabilities assumed	$ 854,475
Early payment discount	$ 74,025
Loans payable							$ 419,475
Post-merger liabilities balance						$ 435,000
Stock redeemed shares			6,465,452	6,465,452
Redemption percentage			99.50%	99.50%
Redemption price per shre			$ 10.10	$ 10.10
Redemption amount			$ 65,310,892	$ 65,310,892
Reverse recapitalization shares			1,976,749	1,976,749
Common shares reversed			9,514,743	9,514,743
Recapitalization cost			$ 1,535,035	$ 1,535,035	$ 1,535,035
Two Investment Bankers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liabilities assumed payable		$ 928,500		928,500
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash Acquired from Acquisition		4,021		4,021
Liabilities assumed		$ 928,500		$ 928,500